PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS [Abstract]
Prepaid rental		¥ 111,698	¥ 107,382
Rental deposits		28	1,681
Prepayments for purchases of merchandise		74,031	98,501
Advances to employees		2,856	3,395
Deferred tax charge on unrealized profits on inter-company sales		7,239	8,805
Store consumables and supplies		13,024	11,684
Accrued interest income		¥ 299	2,921
Dividend receivable from cost method investee			4,262
Other prepaid expenses and deposits		¥ 8,041	6,623
Prepaid expenses, deposits and other current assets	$ 33,532	¥ 217,216	¥ 245,254